Document and Entity Information	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(d) Weyerhaeuser Company (the "Company") is filing this Amendment to its Current Report on Form 8-K filed on November 18, 2025, which reported that the Company's board of directors had appointed Rick Beckwitt as a new member of the board effective November 14, 2025. At the time of his appointment to the board, Mr. Beckwitt had not been appointed to a board committee. On February 13, 2026, the board appointed Mr. Beckwitt to its compensation committee. Except as set forth herein, no other information in the Company's Current Report on Form 8-K filed on November 18, 2025, is being amended.
Document Period End Date	Nov. 13, 2025
Entity Registrant Name	WEYERHAEUSER CO
Entity Central Index Key	0000106535
Entity Emerging Growth Company	false
Entity File Number	1-4825
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-0470860
Entity Address, Address Line One	220 Occidental Avenue South
Entity Address, City Or Town	Seattle
Entity Address, State Or Province	WA
Entity Address, Postal Zip Code	98104-7800
City Area Code	206
Local Phone Number	539-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.25 per share
Trading Symbol	WY
Security Exchange Name	NYSE